Share capital	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share capital
13.   Share capital

a.   Authorized

Authorized share capital consists of an unlimited number of common shares.

	December 31,	December 31,
	2018	2017

Issued
43,402,434 (2017: 41,496,950) common shares	$212,943	$207,012

b.   Stock option plan

The number of shares reserved for issuance under the Company’s stock option plan is limited to 10% of the number of common shares which are issued and outstanding on the date of a particular grant of options. Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years, the period of time during which the options may vest and become exercisable as well as the option exercise price which shall not be less than the closing price of the Company’s share on the Toronto Stock Exchange on the date immediately preceding the date of grant. The Compensation Committee determines and makes recommendations to the Board of Directors as to the recipients of, and nature and size of, share-based compensation awards in compliance with applicable securities law, stock exchange and other regulatory requirements.

A summary of changes in the Company’s outstanding stock options is presented below:

		December 31,		December 31,
		2018		2017
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	2,316	$3.06	1,771	$4.64
Granted	1,435	4.54	1,058	3.86
Exercised	(471)	2.29	(261)	3.22
Expired	(120)	5.14	(252)	17.31
Balance, end of year	3,160	$3.77	2,316	$3.06

The following table summarizes information on stock options outstanding and exercisable as at December 31, 2018:

	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

2.00 to 3.00	0.30	731	2.04	711	$2.04
3.01 to 4.00	1.07	1,025	3.85	683	3.85
4.01 to 5.00	2.01	1,364	4.58	468	4.58
5.01 to 6.00	2.07	40	5.55	13	5.55
		3,160	$3.77	1,875	$3.36

c.   Share-based payments

The weighted average fair value at grant date of the Company’s stock options granted during the year ended December 31, 2018 was $1.47 (2017: $1.58).

The Company used the Black-Scholes Option Pricing Model to estimate fair value using the following weighted-average assumptions:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Expected stock price volatility (1)	59%	83%
Risk free interest rate	1.76%	0.87%
Expected life	3 years	3 years
Expected forfeiture rate	3.34%	4.18%
Expected dividend yield	0%	0%

Share-based payments included in cost of sales	$-	$-
Share-based payments included in general and
administrative expenses	2,042	1,491
Total share-based payments	$2,042	$1,491

(1)	Expected volatility has been based on historical volatility of the Company’s publicly traded shares.

d.   Warrants

The warrants that are issued and outstanding as at December 31, 2018 are as follows:

Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
1,074,999	3.12	Oct 2018	Oct 1, 2023
799,065	4.68	Jul 2016	Jun 14, 2021
1,447,426	4.68	Jun 2016	Jun 9, 2021
1,537,355	1.20	Feb 2016	Feb 10, 2019
4,858,845

e.   Restricted Share Units:

The Company has a Restricted Share Unit Plan under which eligible directors, officers and key employees of the Company are entitled to receive awards of restricted share units. Each restricted share unit is equivalent in value to the fair market value of a common share of the Company on the date of grant with the value of each cash settled award charged to compensation expense over the period of vesting. At each reporting date, the compensation expense and associated liability (which is included in trade and other long-term liabilities in the consolidated statement of financial position) are adjusted to reflect changes in market value. As at December 31, 2018, 86,692 (2017: 208,722) restricted share units are outstanding at an aggregate value of $0.1 million (2017: $0.8 million).

f.   Deferred Share Units:

The Company has a Deferred Share Unit Plan under which eligible directors of the Company are entitled to receive awards of deferred share units on a quarterly basis as payment for 20% to 100% of their director fees earned. Deferred share units are settled in either cash or common shares at the Company’s discretion when the director leaves the Company’s Board of Directors. The Company recognizes a cost in director fees and a corresponding increase in equity reserve upon issuance of deferred share units. As at December 31, 2018, 337,137 (2017: 286,920) deferred share units are issued and outstanding.